Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)		Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Cash flows from operating activities:
Profit for the year	₨ 80,084	$ 1,230		₨ 85,143		₨ 89,567
Adjustments to reconcile profit for the year to net cash generated from operating activities:
(Gain)/ loss on sale of property, plant and equipment and intangible assets, net	(334)	(5)		117		(55)
Depreciation, amortization and impairment	21,124	324		23,107		14,965
Unrealized exchange loss, net	4,794	74		3,945		2,664
Gain on sale of investments, net	(5,978)	(92)		(3,486)		(2,646)
Share based compensation expense	1,347	21		1,742		1,534
Share of profits/(loss) of equity accounted investee	11		[1]
Income tax expense	22,390	344		25,213		25,366
Dividend and interest (income)/expenses, net	(14,569)	(224)		(16,259)		(19,599)
Gain from sale of EcoEnergy division				(4,082)
Other non-cash items	4,405	68		(1,732)
Changes in operating assets and liabilities; net of effects from acquisitions
Trade receivables	(9,735)	(150)		3,346		(5,317)
Unbilled revenues	2,192	34		3,813		(5,329)
Inventories	545	8		1,475		(541)
Other assets	(170)	(3)		4,054		(766)
Trade payables, accrued expenses, other liabilities and provisions	4,499	69		(5,202)		4,683
Unearned revenues	1,733	27		(2,945)		1,282
Cash generated from operating activities before taxes	112,338	1,725		118,249		105,808
Income taxes paid, net	(28,105)	(432)		(25,476)		(26,935)
Net cash generated from operating activities	84,233	1,293		92,773		78,873
Cash flows from investing activities:
Purchase of property, plant and equipment	(21,870)	(336)		(20,853)		(13,951)
Proceeds from sale of property, plant and equipment	1,171	18		1,207		779
Proceeds from sale of EcoEnergy division, net of related expenses				4,372
Purchase of investments	(782,475)	(12,018)		(813,439)		(934,958)
Proceeds from sale of investments	830,448	12,755		729,755		830,647
Impact of investment hedging activities, net				(226)		266
Payment for business acquisitions including deposits and escrow, net of cash acquired	(6,652)	(102)		(33,608)		(39,373)
Interest received	14,347	220		17,069		18,368
Dividend received	609	9		311		66
Income taxes paid on sale of EcoEnergy division				(871)
Net cash (used)/ generated in investing activities	35,578	546		(116,283)		(138,156)
Cash flows from financing activities:
Proceeds from issuance of equity shares/shares pending allotment	24		[1]		[1]	4
Repayment of loans and borrowings	(155,254)	(2,384)		(112,803)		(137,298)
Proceeds from loans and borrowings	144,271	2,216		125,922		172,549
Payment for deferred contingent consideration in respect of business combination	(164)	(3)		(138)
Payment for buyback of shares including transaction cost	(110,312)	(1,694)		(25,000)
Interest paid on loans and borrowings	(3,123)	(48)		(1,999)		(1,348)
Payment of cash dividend (including dividend tax thereon)	(5,420)	(83)		(8,734)		(35,494)
Net cash used in financing activities	(129,978)	(1,996)		(22,752)		(1,587)
Net (decrease) in cash and cash equivalents during the year	(10,167)	(156)		(46,262)		(60,870)
Effect of exchange rate changes on cash and cash equivalents	375	6		(1,412)		549
Cash and cash equivalents at the beginning of the year	50,718	779		98,392		158,713
Cash and cash equivalents at the end of the year (Note 10)	₨ 40,926	$ 629		₨ 50,718		₨ 98,392

[1]	Value is less than ₹1